SUPPLEMENTAL INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Trade receivables and other current assets	$ (41)	$ (122)	$ (40)
Accounts payable and accrued liabilities	8	32	32
Other assets and liabilities	(54)	22	(17)
Increase (decrease) in working capital	$ (87)	$ (68)	$ (25)